Senior Unsecured Bonds - Additional Information (Details) - USD ($)	Nov. 01, 2024	Oct. 17, 2024	Sep. 10, 2020	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Gain (loss) on extinguishment of debt			$ 1,500,000
Unamortized deferred costs			$ 1,600,000
Unsecured Bonds
Debt Instrument [Line Items]
Repurchased debt amount				$ 0	$ 9,000,000
2020 Bonds
Debt Instrument [Line Items]
Debt instrument term			5 years
Aggregate principal amount			$ 100,000,000
Interest rate		7.25%	8.00%
2024 Bonds
Debt Instrument [Line Items]
Debt instrument term		5 years
Aggregate principal amount		$ 100,000,000
Redemption price, percentage of par value	101.60%
Redemption price, basis spread (as a percent)		4.121%
Debt covenant, minimum liquidity		$ 35,000,000
Equity ratio (as a percent)		30.00%
Restrictive covenant, minimum liquidity		$ 45,000,000
2024 Bonds | From October 30, 2027 to April 29, 2028
Debt Instrument [Line Items]
Debt instrument redeemable percentage		102.90%
2024 Bonds | From April 30, 2028 to October 29, 2028
Debt Instrument [Line Items]
Debt instrument redeemable percentage		102.175%
2024 Bonds | From October 30, 2028 to April 29, 2029
Debt Instrument [Line Items]
Debt instrument redeemable percentage		101.45%
2024 Bonds | From April 30, 2029 to October 29, 2029
Debt Instrument [Line Items]
Debt instrument redeemable percentage		100.00%
2024 Bonds | Occurrence of Change of Control Event
Debt Instrument [Line Items]
Debt instrument redeemable percentage		101.00%